Stock-based compensation (Details) - Stock options [Member] - CAD / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Number of shares, Outstanding - beginning of period	12,010	[1]	13,208		13,779
Number of shares, Granted	1,900		2,520		1,670
Number of shares, Exercised	(1,899)		(585)		(347)
Cancelled (in shares)	(1,646)		(665)		(163)
Number of shares, Forfeited/expired	(1,190)		(2,468)		(1,731)
Number of shares, Outstanding - end of period	9,175		12,010	[1]	13,208
Weighted average exercise price, Outstanding - beginning of period	CAD 0.48	[1]	CAD 0.60		CAD 0.85
Weighted average exercise price, Granted	0.52		0.42		0.34
Weighted average exercise price, Exercised	0.32		0.25		0.22
Cancelled, weighted average exercise price (in CAD per share)	0.75		0.28		0.25
Weighted average exercise price, Forfeited/expired	1.2		1.17		2.43
Weighted average exercise price, Outstanding - end of period	CAD 0.38		CAD 0.48	[1]	CAD 0.60

[1]	The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate "in the money" amounts for the outstanding options remained the same before and after the Arrangement.